Schedule of Investments(a)
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.66%
Apparel, Accessories & Luxury Goods–5.96%
Hermes International (France)	25,336	$34,687,373
Application Software–6.59%
Nice Ltd., ADR (Israel)(b)	67,034	14,346,617
salesforce.com, inc.(b)	130,373	23,991,239
		38,337,856
Biotechnology–1.40%
BeiGene Ltd., ADR (China)(b)	42,963	7,221,221
Twist Bioscience Corp.(b)	20,545	898,638
		8,119,859
Data Processing & Outsourced Services–15.39%
Adyen N.V. (Netherlands)(b)(c)	15,419	27,813,031
Amadeus IT Group S.A. (Spain)(b)	278,895	16,273,345
Mastercard, Inc., Class A	93,804	33,186,917
Visa, Inc., Class A	57,580	12,213,294
		89,486,587
Health Care Equipment–3.98%
ABIOMED, Inc.(b)	18,251	5,347,725
Edwards Lifesciences Corp.(b)	17,344	1,743,766
Stryker Corp.	74,872	16,078,762
		23,170,253
Hotels, Resorts & Cruise Lines–1.50%
Airbnb, Inc., Class A(b)	78,464	8,707,935
Integrated Telecommunication Services–0.06%
Cellnex Telecom S.A. (Spain)(c)	8,095	362,333
Interactive Home Entertainment–1.00%
Sea Ltd., ADR (Singapore)(b)	75,842	5,788,261
Interactive Media & Services–16.30%
Alphabet, Inc., Class A(b)	290,300	33,767,696
Meta Platforms, Inc., Class A(b)	225,503	35,877,527
Tencent Holdings Ltd. (China)	639,600	25,160,439
		94,805,662
Internet & Direct Marketing Retail–10.56%
Alibaba Group Holding Ltd., ADR (China)(b)	205,221	18,340,601
Amazon.com, Inc.(b)	262,443	35,416,683
JD.com, Inc., A Shares (China)	145,392	4,329,367
Shares		Value
Internet & Direct Marketing Retail–(continued)
Meituan, B Shares (China)(b)(c)	147,500	$3,340,870
		61,427,521
Internet Services & Infrastructure–2.61%
Twilio, Inc., Class A(b)	179,292	15,203,962
Life Sciences Tools & Services–18.81%
Biotage AB (Sweden)	196,236	4,314,017
Illumina, Inc.(b)	109,684	23,766,329
Lonza Group AG (Switzerland)	23,540	14,346,252
Tecan Group AG, Class R (Switzerland)	41,605	14,796,844
Thermo Fisher Scientific, Inc.	61,231	36,641,243
Wuxi Biologics Cayman, Inc. (China)(b)(c)	1,627,000	15,567,309
		109,431,994
Pharmaceuticals–5.02%
Novo Nordisk A/S, Class B (Denmark)	248,385	29,212,041
Semiconductor Equipment–1.60%
ASML Holding N.V. (Netherlands)	16,187	9,293,940
Semiconductors–0.29%
Infineon Technologies AG (Germany)	61,550	1,671,683
Systems Software–7.23%
Crowdstrike Holdings, Inc., Class A(b)	141,767	26,028,421
ServiceNow, Inc.(b)	35,824	16,001,148
		42,029,569
Trucking–2.36%
Uber Technologies, Inc.(b)	586,520	13,753,894
Total Common Stocks & Other Equity Interests (Cost $482,731,898)		585,490,723
Money Market Funds–0.07%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	139,267	139,267
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(d)(e)	99,457	99,457
Invesco Treasury Portfolio, Institutional Class, 1.66%(d)(e)	159,162	159,162
Total Money Market Funds (Cost $397,877)		397,886
TOTAL INVESTMENTS IN SECURITIES–100.73% (Cost $483,129,775)		585,888,609
OTHER ASSETS LESS LIABILITIES—(0.73)%		(4,241,073)
NET ASSETS–100.00%		$581,647,536

Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Global Focus Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2022 was $47,083,543, which represented 8.09% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$71	$25,450,325	$(25,311,129)	$-	$-	$139,267	$1,868
Invesco Liquid Assets Portfolio, Institutional Class	-	18,178,804	(18,079,425)	9	69	99,457	1,434
Invesco Treasury Portfolio, Institutional Class	81	29,086,085	(28,927,004)	-	-	159,162	1,715
Total	$152	$72,715,214	$(72,317,558)	$9	$69	$397,886	$5,017

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Focus Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$384,321,879	$201,168,844	$—	$585,490,723
Money Market Funds	397,886	—	—	397,886
Total Investments	$384,719,765	$201,168,844	$—	$585,888,609
Invesco Global Focus Fund